JORDAN K. THOMSEN

Vice President and Counsel

(212) 314-5431

Fax: (212) 314-3953

February 16, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: AXA Equitable Life Insurance Company

Form N-4 Registration Statement

File Nos. 333-64749 and 811-07659

CIK #: 0001015570

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable” or “Company”), we are filing pursuant to 485(a) under the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 54 and Amendment No. 271 to AXA Equitable’s Form N-4 Registration Statement File Nos. 333-64749 and 811-07659 under the 1933 Act and the Investment Company Act of 1940 (“1940 Act”) with respect to AXA Equitable’s Separate Account No. 49.

This Post-Effective Amendment to the Registration Statement relates to a new national version of the Accumulator® Series variable deferred annuity contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable’s Separate Account 49. The contract will be offered and sold through both AXA Equitable’s wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of Separate Account 49, and the distributors of Accumulator® Series contracts are AXA Distributors, LLC and AXA Advisors, Inc., both of which are affiliates of AXA Equitable.

The principal differences between the new version of Accumulator® Series (“new contract”) and the current version (“old contract”) are outlined below.

The old contract is also covered by AXA Equitable’s Form N-4 Registration Statement 333-64749 and has been offered continuously since it became effective under the 1933 Act. It is intended that once the Post-Effective amendment becomes effective, and subject to state approval, the new contract will replace the old contract for new offers and sales.

The principal differences between the old contract and the new contract are as follows:

•

The current and maximum fees associated with certain guaranteed benefits (Guaranteed minimum income benefit, “Greater of” Guaranteed minimum death benefit and Guaranteed withdrawal benefit for life) have changed.

•	The credited percentages associated with Series CP® have changed.

•	The percentage used to calculate the Deferral Roll-up rate has changed.

•	The issue ages for certain death benefits (Highest Anniversary Value death benefit and the “Greater of” Guaranteed minimum death benefit) have changed.

•	The addition of the duplicate contract charge.

•	The life with period certain payout option is no longer available upon exercise of the Guaranteed minimum income benefit.

•

We have revised disclosure in this Prospectus to conform to the Staff’s comments on the Retirement Cornerstone® Series prospectus (File Nos. 333-178750 and 811-22651), as provided in your January 26, 2012 letter to us.

•	There is also revised disclosure in this Prospectus reflective of changes made in the ordinary course of the annual update.

We would greatly appreciate the Staff’s effort in providing us with comments by March 16, 2012, or as soon as practicable thereafter. We will then file an additional post-effective amendment that will address any Staff comments to the prospectus. Also, we will provide any additional exhibits that might be necessary. We hope to clear all comments with the Staff by April 1, 2012, in order to meet our early April print deadline.

To facilitate the Staff’s review, we will provide a marked copy of the prospectus contained in this filing.

Immediately following receipt of comments from the Staff, the Company will be requesting approval under Rule 485(b)(1)(vii) to add the identical disclosure in connection with the duplicate contract charge (as reviewed and commented on by the Staff) to the following registration statements of AXA Equitable and its affiliate, MONY Life Insurance Company of America:

Separate Account No. 45 of AXA Equitable Life Insurance Company (811-08754)

33-83750

333-61380

333-64751

333-73121

Separate Account No. 49 of AXA Equitable Life Insurance Company (811-07659)

333-05593

333-31131

333-60730

333-160951

333-165395

MONY Life Insurance Company of America (Variable Account A) (811-05166)

333-72632

333-59717

033-20453

Please contact the undersigned at (212) 314-5431 or Christopher Palmer, Esq. of Goodwin Procter LLP at (202) 346-4253 if you have any questions or comments.

Very truly yours,

/s/ Jordan K. Thomsen

Jordan K. Thomsen

cc: Alison White, Esq.

Christopher E. Palmer, Esq.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas, New York, NY 10104